[MassMutual Financial Group Letterhead Appears Here]

March 10, 2008

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, NE

Washington, DC 20549-0506

RE:	Massachusetts Mutual Variable Life Separate Account I

File No. 811-08075, CIK 0000836249, Series S000009841

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Massachusetts Mutual Variable Life Separate Account I, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., American Funds Insurance Series®, DWS Investments VIT Funds, Variable Insurance Products Fund, Variable Insurance Products Fund II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, MFS® Variable Insurance TrustSM, MML Series Investment Fund, MML Series Investment Fund II, Oppenheimer Variable Account Funds, Oppenheimer Panorama Series Fund, Inc., T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following December 31, 2007 annual reports, filed on Form N-CSR, were filed with the Commission via EDGAR on the dates indicated below and are hereby incorporated by reference:

Investment Company	CIK	Series	Class	Date Filed
AIM Variable Insurance Funds	0000896435
AIM V.I. Financial Services Fund (Series I)		S000000192	C000000430	3/3/2008
AIM V.I. Global Health Care Fund (Series I)		S000000193	C000000432	3/3/2008
AIM V.I. Technology Fund (Series I)		S000000196	C000000438	3/3/2008
American Century Variable Portfolios, Inc.	0000814680
American Century® VP Income & Growth Fund (Class I)		S000006713	C000018264	2/22/2008
American Century® VP International Fund (Class I)		S000006714	C000018267	2/22/2008
American Century® VP Value Fund (Class I)		S000006708	C000018256	2/22/2008
American Funds Insurance Series®	0000729528
American Funds® Asset Allocation Fund (Class 2)		S000008796	C000023930	3/7/2008
American Funds® Growth-Income Fund (Class 2)		S000008795	C000023927	3/7/2008

RE:	Massachusetts Mutual Variable Life Separate Account I

File No. 811-08075, CIK 0000836249, Series S000009841

Rule 30b2-1 Filing

Investment Company	CIK	Series	Class	Date Filed
DWS Investments VIT Funds	0001006373
DWS Small Cap Index VIP (Class A)		S000006223	C000017156	2/25/2008
Variable Insurance Products Fund	0000356494
Fidelity® VIP Growth Portfolio (Service Class)		S000007717	C000020972	3/3/2008
Variable Insurance Products Fund II	0000831016
Fidelity® VIP Contrafund® Portfolio (Initial Class)		S000007724	C000021005	3/3/2008
Fidelity® VIP Contrafund® Portfolio (Service Class)		S000007724	C000021007	3/3/2008
Franklin Templeton Variable Insurance Products Trust	0000837274
Franklin Small Cap Value Securities Fund (Class 2)		S000007315	C00020099	2/29/2008
Templeton Foreign Securities Fund (Class 2)		S000007322	C000020114	2/29/2008
Goldman Sachs Variable Insurance Trust	0001046292
Goldman Sachs Capital Growth Fund (Institutional)		S000009356	C000025643	2/27/2008
Goldman Sachs Growth & Income Fund (Institutional)		S000009357	C000025646	2/27/2008
Goldman Sachs Mid Cap Value Fund (Institutional)		S000009358	C000025649	2/27/2008
Goldman Sachs Strategic International Equity Fund (Institutional)		S000009359	C000025652	2/27/2008
Goldman Sachs Structured U.S Equity Fund (Institutional)		S000009352	C000025633	2/27/2008
Janus Aspen Series	0000906185
Janus Aspen Balanced Portfolio (Institutional)		S000010394	C000028717	2/28/2008
Janus Aspen Balanced Portfolio (Service)		S000010394	C000028716	2/28/2008
Janus Aspen Forty Portfolio (Institutional)		S000010406	C000028737	2/28/2008
Janus Aspen Forty Portfolio (Service)		S000010406	C000028736	2/28/2008
Janus Aspen Worldwide Growth Portfolio (Institutional)		S000010402	C000028730	2/28/2008
Janus Aspen Worldwide Growth Portfolio (Service)		S000010402	C000028728	2/28/2008
MFS® Variable Insurance TrustSM	0000918571
MFS® Emerging Growth Series (Initial Class)		S000002673	C000007316	3/10/2008
MFS® Investors Trust Series (Initial Class)		S000002677	C000007324	3/10/2008
MFS® New Discovery Series (Initial Class)		S000002680	C000007329	3/10/2008
MFS® Research Series (Initial Class)		S000002668	C000007306	3/10/2008
MML Series Investment Fund	0000067160
MML Emerging Growth Fund		S000003822	C000010664	3/7/2008
MML Equity Index Fund (Class II)		S000003823	C000010672	3/7/2008
MML Growth Equity Fund		S000003824	C000010666	3/7/2008
MML Large Cap Value Fund		S000003825	C000010667	3/7/2008
MML NASDAQ-100® Fund		S000003826	C000010668	3/7/2008
MML Small Cap Growth Equity Fund		S000003827	C000010669	3/7/2008
MML Series Investment Fund II	0001317146
MML Blend Fund		S000003830	C000010686	3/7/2008
MML Enhanced Index Core Equity Fund		S000003831	C000010687	3/7/2008
MML Equity Fund		S000003832	C000010688	3/7/2008
MML Inflation-Protected Bond Fund		S000003833	C000010689	3/7/2008
MML Managed Bond Fund		S000003834	C000010690	3/7/2008
MML Money Market Fund		S000003835	C000010691	3/7/2008
MML Small Cap Equity Fund		S000003836	C000010692	3/7/2008
MML Small Company Opportunities Fund		S000003837	C000010693	3/7/2008

RE:	Massachusetts Mutual Variable Life Separate Account I

File No. 811-08075, CIK 0000836249, Series S000009841

Rule 30b2-1 Filing

Investment Company	CIK	Series	Class	Date Filed
Oppenheimer Variable Account Funds	0000752737
Oppenheimer Balanced Fund/VA (Non-Service)		S000010331	C000028586	2/22/2008
Oppenheimer Capital Appreciation Fund/VA (Non-Service)		S000010334	C000028592	2/22/2008
Oppenheimer Core Bond Fund/VA (Non-Service)		S000010335	C000028594	2/22/2008
Oppenheimer Global Securities Fund/VA (Non-Service)		S000010336	C000028596	2/22/2008
Oppenheimer High Income Fund/VA (Non-Service)		S000010337	C000028598	2/22/2008
Oppenheimer Main Street® Fund/VA (Non-Service)		S000010338	C000028600	2/22/2008
Oppenheimer Main Street® Small Cap Fund/VA (Non-Service)		S000010339	C000028602	2/22/2008
Oppenheimer MidCap Fund/VA (Non-Service)		S000010333	C000028590	2/22/2008
Oppenheimer Money Fund/VA (Non-Service)		S000010340	C000028604	2/22/2008
Oppenheimer Strategic Bond Fund/VA (Non-Service)		S000010341	C000028606	2/22/2008
Oppenheimer Panorama Series Fund, Inc.	0000355411
Oppenheimer International Growth Fund/VA (Non-Service)		S000010344	C000028610	2/22/2008
Panorama Growth Portfolio (Non-Service)		S000010343	C000028609	2/22/2008
Panorama Total Return Portfolio (Non-Service)		S000010346	C000028612	2/22/2008
T. Rowe Price Equity Series, Inc.	0000918294
T. Rowe Price Blue Chip Growth Portfolio		S000002081	C000005445	2/25/2008
T. Rowe Price Equity Income Portfolio		S000002077	C000005439	2/25/2008
T. Rowe Price Mid-Cap Growth Portfolio		S000002080	C000005443	2/25/2008
T. Rowe Price New America Growth Portfolio		S000002078	C000005441	2/25/2008
T. Rowe Price Fixed Income Series, Inc.	0000920467
T. Rowe Price Limited-Term Bond Portfolio		S000002129	C000005520	2/28/2008

Please be advised that the binder cover and owner letter for Massachusetts Mutual Variable Life Separate Account I are incorporated into this Rule 30b-2-1 filing by reference to MML Bay State Variable Life Separate Account I (CIK 000705189) filed on March 10, 2008.

Very truly yours,

/s/ MELISSA MILLAN
Melissa Millan
Sr. Vice President